Employee Benefits (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the ESOP share allocation
Shares allocated to participants beginning of the year	339,991	335,453	333,678
Shares allocated to participants	24,378	24,317	24,317
Shares purchased	2,353	42	38
Shares distributed to participants	(16,183)	(19,821)	(22,580)
Shares allocated to participants end of year	350,539	339,991	335,453
Unreleased shares beginning of the year	401,452	425,769	450,086
Shares released during year	(24,378)	(24,317)	(24,317)
Unreleased shares end of year	377,074	401,452	425,769
Total ESOP shares end of year	727,613	741,443	761,222
Fair value of unreleased shares at December 31	$ 1,308,447	$ 778,817	$ 1,196,411